Joint Arrangements	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Joint Arrangements	Joint Arrangements
Joint Operations
BP-Husky Refining LLC
The Company holds a 50% ownership interest in BP-Husky Refining LLC, which owns and operates the BP-Husky Toledo Refinery in Ohio.
Sunrise Oil Sands Partnership
The Company holds a 50% interest in the Sunrise Oil Sands Partnership, which is engaged in operating an oil sands project in Northern Alberta.
Joint Venture
Husky-CNOOC Madura Ltd.
The Company holds 40% joint control in Husky-CNOOC Madura Ltd., which is engaged in the exploration for and production of oil and gas resources in Indonesia. Results of the joint venture are included in the consolidated statements of loss in the Offshore business segment.
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2020	2019
Revenues	386	424
Expenses	(280)	(267)
Net earnings	106	157
Share of equity investment	40%	40%
Proportionate share of equity investment	39	50

Balance Sheets
($ millions, except share of equity investment)	December 31, 2020	December 31, 2019
Current assets(1)	215	208
Non-current assets	1,657	1,840
Current liabilities	(77)	(70)
Non-current liabilities(2)	(1,160)	(1,427)
Net assets	635	551
Share of net assets	40%	40%
Carrying amount in balance sheet	457	516
(1)    Includes cash and cash equivalents of $48 million (2019 – $42 million).
(2)    Includes deferred revenue of $8 million (2019 - $nil) related to take-or-pay commitments, with respect to natural gas production volumes from the BD Project, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.
The Company’s share of equity investment and carrying amount of share of net assets does not equal the 40% joint control of the expenses and net assets of Husky-CNOOC Madura Ltd. due to differences in the accounting policies of the joint venture and the Company and non-current liabilities of the joint venture which are not included in the Company’s carrying amount of net assets due to equity accounting.
Husky Midstream Limited Partnership
The Company holds a 35% interest in HMLP, which owns midstream assets in Alberta and Saskatchewan. The assets are held by HMLP, of which Husky owns 35%, Power Assets Holdings Ltd. (“PAH”) owns 48.75% and CK Infrastructure Holdings Ltd. (“CKI”) owns 16.25%. Results of the joint venture are included in the consolidated statements of loss in Lloydminster Heavy Oil Value Chain in the Integrated Corridor business segment.
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2020	2019
Revenues	322	316
Expenses	(206)	(228)
Net earnings	116	88
Share of equity investment	35%	35%
Proportionate share of equity investment(1)	(32)	9
(1)    As at December 31, 2020, the Company’s share of pre-tax losses relating to its investment in HMLP were $7 million (2019 – $nil) which were unrecognized as a result of the investment being fully written off in the third quarter of 2020.

Balance Sheet
($ millions, except share of net assets)	December 31, 2020	December 31, 2019
Current assets(1)	108	171
Non-current assets	3,075	3,031
Current liabilities	(30)	(163)
Non-current liabilities	(1,175)	(1,059)
Net assets	1,978	1,980
Share of net assets	35%	35%
Carrying amount in balance sheet	—	666
(1)    Current assets include cash and cash equivalents of $30 million (2019 – $86 million).
The Company’s share of equity investment and carrying amount of share of net assets does not equal the 35% joint control of the net income and net assets of HMLP due to the potential fluctuation in the partnership profit structure.
During the year ended December 31, 2020, the Company determined the carrying amount of the investment in the HMLP joint venture in the Integrated Corridor segment exceeded its recoverable amount and the amount of impairment was attributable to the Company’s carrying amount of the investment. A pre-tax impairment charge of $606 million was included in depletion, depreciation, amortization and impairment expense for the year ended December 31, 2020. The recoverable amount was $nil as at September 30, 2020, the date of the impairment test, and was estimated using the FVLCS methodology based on cash flows expected over a 40-year period and an after-tax discount rate of 12% (Level 3).
The impairment charge was a result of sustained declines in forecasted short and long-term cash distributions. Management used the FVLCS calculation for the investment in HMLP, which is sensitive to changes in the Company’s share of net income and net assets in HMLP as a result of the partnership profit structure, future capital expenditures from the investment and discount rate. The discount rate is derived from the Company’s post-tax weighted average cost of capital, with appropriate adjustments made to reflect the risks specific to the investment. Throughput volumes, cash distributions and future capital expenditures are based on management’s best estimates.